Other non-current assets (Details Narrative) - EUR (€)	Jun. 30, 2023	Jun. 30, 2022
Research and development percentage	10.00%	20.00%
Other Current Assets [Member]
Right of use of asset	€ 33,240
Allowance for corporate equity	200,000
Other Noncurrent Assets [Member] | Related Party [Member]
Security deposit	€ 3,350